Debt (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 04, 2013
Debt Instrument [Line Items]
Industrial revenue bonds	$ 7,815	$ 7,815	$ 7,815
Total	255,624	255,514	255,093
Industrial revenue bonds due 2028 [Member] | Short-term Debt [Member]
Debt Instrument [Line Items]
Industrial revenue bonds	$ 7,815	$ 7,815	$ 7,815
Stated interest rate	1.11%	0.92%
Maturity date	Apr. 01, 2028	Apr. 01, 2028	Apr. 01, 2028
Senior secured notes due June 01, 2021 [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Senior secured notes	$ 247,809	$ 247,699	$ 247,278
Stated interest rate	7.50%	7.50%	7.50%	7.50%
Maturity date	Jun. 01, 2021	Jun. 01, 2021	Jun. 01, 2021
Debt discount	$ 2,191	$ 2,301	$ 2,722
Maximum [Member] | Industrial revenue bonds due 2028 [Member] | Short-term Debt [Member]
Debt Instrument [Line Items]
Effective interest rate (percent)	12.00%	12.00%	12.00%